Segment Information - Additional Information (Detail) ₨ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) Segment	Mar. 31, 2017 INR (₨) Client	Mar. 31, 2016 Client	Mar. 31, 2015 Client
Disclosure of operating segments [line items]
Number of geographic segments | Segment	4
No client individually accounted for more than 10% of revenues | Client		0	0	0
Provision for impairment of receivables [member]
Disclosure of operating segments [line items]
Provision for impairment of receivables and deferred contract cost	₨ 3,175
Provision for deferred contract cost [member]
Disclosure of operating segments [line items]
Provision for impairment of receivables and deferred contract cost	₨ 1,437
Information Technology Services [member]
Disclosure of operating segments [line items]
Gain from sale of EcoEnergy division		₨ 4,082